Consolidated Statements of Financial Position - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 16,998,859	$ 18,597,861
Trading assets	20,163,214	15,451,121
Investment securities	39,162,618	34,425,693
Hedging derivative assets	54,019	48,662
Loans
Commercial	116,119,698	107,440,424
Consumer	61,976,325	59,999,611
Mortgages	22,035,727	18,486,206
Microcredit	4,375	277,529
Loans	200,136,125	186,203,770
Loss allowance	(10,006,639)	(10,035,715)
Total loans, net	190,129,486	176,168,055
Other accounts receivable, net	27,958,402	25,617,225
Non-current assets held for sale	105,214	101,184
Investments in associates and joint ventures	1,430,596	1,290,683
Tangible assets
Property, plant and equipment for own-use and given in operating lease	4,680,543	4,521,792
Right-of-use assets	1,351,624	1,336,957
Investment properties	972,935	906,469
Biological assets	238,339	230,672
Total Tangible assets	7,243,441	6,995,890
Intangibles
Concession arrangement rights	14,314,560	13,557,267
Goodwill	2,223,608	2,202,222
Other intangible assets	2,758,318	2,382,427
Total Intangibles	19,296,486	18,141,916
Income tax assets
Current	3,149,902	2,596,837
Deferred	1,628,201	1,280,912
Total Income tax assets, net	4,778,103	3,877,749
Other assets	538,945	465,557
Total assets	327,859,383	301,181,596
Liabilities
Trading liabilities	1,011,934	2,154,361
Hedging derivative liabilities	21,658	217,566
Customer deposits
Checking accounts	24,579,536	23,809,859
Savings accounts	79,614,904	71,149,883
Time deposits	96,329,827	86,597,460
Other	347,910	430,194
Total customers deposits	200,872,177	181,987,396
Financial obligations
Interbank borrowings and overnight funds	18,509,769	15,081,920
Borrowings from banks and others	28,098,159	27,031,593
Bonds issued	26,215,847	23,427,826
Total borrowings	72,823,775	65,541,339
Provisions
Legal related	192,526	217,689
Non legal related	910,145	865,594
Total Provisions	1,102,671	1,083,283
Income tax liabilities
Current	247,502	268,347
Deferred	5,616,464	5,546,640
Total Income tax liabilities	5,863,966	5,814,987
Employee benefits	1,003,303	907,808
Other liabilities	11,996,981	11,954,440
Total liabilities	294,696,465	269,661,180
Equity
Subscribed and paid-in capital	23,744	23,744
Additional paid-in capital	9,508,062	9,571,374
Retained earnings	8,163,434	7,731,773
Other comprehensive income	(243,983)	(544,219)
Equity attributable to owners of the parent	17,451,257	16,782,672
Non-controlling interests	15,711,661	14,737,744
Total equity	33,162,918	31,520,416
Total liabilities and equity	$ 327,859,383	$ 301,181,596